14. Stock-Based Compensation (Details-Option activity) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Options
Outstanding at beginning of period	1,393,000
Outstanding at end of period		1,393,000
Weighted Average Exercise Price
Granted		$ 6.78	$ 4.87
Stock Options [Member]
Options
Outstanding at beginning of period	1,393,000	899,000
Granted	159,000	554,000
Exercised		(1,000)
Forfeited	(33,000)	(51,000)
Expired	(3,000)	(8,000)
Outstanding at end of period	1,516,000	1,393,000	899,000
Exercisable at end of period	1,109,000	796,000
Weighted Average Exercise Price
Outstanding at beginning of period	$ 12.70	$ 17.87
Granted	2.64	6.78
Exercised		5.27
Forfeited	6.70	6.78
Expired	18.44	222.37
Outstanding at end of period	11.76	12.70	$ 17.87
Exercisable at end of period	$ 13.75	$ 17.32
Weighted Average Contractual Term
Outstanding at end of period	7 years 7 days	7 years 5 months 12 days
Exercisable at end of period	6 years 5 months 23 days	6 years 4 months 6 days
Aggregate Intrinsic Value
Outstanding at end of period		$ 0
Exercisable at end of period		$ 0